Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,072	$ 1,116
Less: accumulated depreciation	(987)	(956)
Property and equipment, net	85	160
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	820	864
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	70	66
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 182	$ 186